Long-Term Debt - Unsecured Promissory Notes (Details) - Unsecured promissory note two $ in Millions	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face amount of debt	$ 2.1
Interest rate	5.00%